Advances to third parties (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of advances to third parties
Advances to third parties comprise the following:

	2022	2021
	$	$
Advances to a third party independent sales organization	2,154	16,616
Other	146	164
	2,300	16,780

Current portion	(579)	(3,104)
Long-term portion	1,721	13,676

Schedule of movement in advances to third parties
The movement in the advances to a third party independent sales organization is as follows:

	Note	2022	2021
		$	$
Balance, beginning of year		16,616	46,680
Interest on advances to a third party		546	2,568
Merchant residuals received		(2,041)	(9,036)
Settlement of advances to a third party	9	(12,967)	(23,687)
Fair value remeasurement		—	91
Balance, end of year		2,154	16,616